Restatement Of Previously Reported Results (Details) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Interest expense	12,339	616		0
Class action settlements	(69)	368		11,685
INCOME (LOSS) BEFORE INCOME TAXES	(56,877)	16,889		28,991
PROVISION FOR INCOME TAXES - Deferred (recovery)	(9,784)	153		(2,068)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(43,522)	10,579	19,863	19,863
BASIC EARNINGS PER SHARE	(2.50)	0.61		1.17
DILUTED EARNINGS PER SHARE	(2.50)	0.60		1.13
As Reported [Member]
Interest expense	11,623	0
Class action settlements	0	3,206		2,915
INCOME (LOSS) BEFORE INCOME TAXES	(56,230)	14,667		37,761
PROVISION FOR INCOME TAXES - Deferred (recovery)	(9,570)	(532)		101
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(43,089)	9,042		26,464
BASIC EARNINGS PER SHARE	(2.47)	0.52		1.56
DILUTED EARNINGS PER SHARE	(2.47)	0.51		1.51
Adjustments [Member]
Interest expense	716	616
Class action settlements	(69)	(2,838)		8,770
INCOME (LOSS) BEFORE INCOME TAXES	(647)	2,222		(8,770)
PROVISION FOR INCOME TAXES - Deferred (recovery)	(214)	685		(2,169)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(433)	1,537		(6,601)
BASIC EARNINGS PER SHARE	(0.03)	0.09		(0.39)
DILUTED EARNINGS PER SHARE	(0.03)	0.09		(0.38)